CONSOLIDATED INCOME STATEMENT - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenue from primary business	¥ 2,679,500	¥ 2,048,654	¥ 2,899,382
Other operating revenues	61,384	56,070	58,486
Sales of goods and other operating revenues	2,740,884	2,104,724	2,957,868
Operating expenses
Purchased crude oil, products and operating supplies and expenses	(2,076,665)	(1,589,821)	(2,367,533)
Selling, general and administrative expenses	(54,978)	(53,668)	(54,390)
Depreciation, depletion and amortization	(115,680)	(107,461)	(109,643)
Exploration expenses, including dry holes	(12,382)	(9,716)	(10,510)
Personnel expenses	(103,492)	(87,525)	(83,054)
Taxes other than income tax	(259,032)	(235,018)	(244,602)
Impairment losses on trade and other receivables	(2,311)	(2,066)	(1,264)
Other operating income /(expenses), net	(21,716)	(5,780)	(356)
Total operating expenses	(2,646,256)	(2,091,055)	(2,871,352)
Operating income	94,628	13,669	86,516
Finance costs
Interest expense	(15,018)	(15,198)	(17,091)
Interest income	5,732	4,803	7,210
Foreign currency exchange (losses)/ gains, net	276	885	(170)
Net finance costs	(9,010)	(9,510)	(10,051)
Investment income	298	37,744	919
Share of profits less losses from associates and joint ventures	23,253	6,712	12,777
Earnings before income tax	109,169	48,615	90,161
Income tax expense	(23,318)	(6,344)	(18,054)
Net income	85,851	42,271	72,107
Attributable to:
Owners of the Company	71,975	33,443	57,517
Non-controlling interests	13,876	8,828	14,590
Net income	¥ 85,851	¥ 42,271	¥ 72,107
Earnings per share:
Basic	¥ 0.59	¥ 0.276	¥ 0.4751
Diluted	¥ 0.59	¥ 0.276	¥ 0.4751